Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The fair value measurements and disclosures guidance defines fair value and establishes a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Plan has categorized its recurring fair value basis financial assets into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.
The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Plan’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and takes into account factors specific to the asset.
The levels of the fair value hierarchy are described below:
•Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets that the Plan can access.
•Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset.
•Level 3 inputs are unobservable but are significant to the fair value measurement for the asset and include situations where there is little, if any, market activity for the asset. These inputs reflect the Plan’s own assumptions about the assumptions a market participant would use in pricing the asset.
A review of the fair value hierarchy classifications is conducted on an annual basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain assets within the fair value hierarchy. In such instances, the transfer between levels is reported at the beginning of the reporting period.
The following table presents the Plan’s fair value hierarchy for assets measured at fair value on a recurring basis as of December 31, 2025.

Financial Assets	Total	Level 1	Level 2	Level 3
(in thousands)
Mutual funds	$331,208	$331,208	$—	$—
Money market funds	136,326	136,326	—	—
Collective investment trusts	1,860,713	—	1,860,713	—
Assurant, Inc. common stock	50,145	50,145	—	—
Total financial assets	$2,378,392	$517,679	$1,860,713	$—
The following table presents the Plan’s fair value hierarchy for assets measured at fair value on a recurring basis as of December 31, 2024.

Financial Assets	Total	Level 1	Level 2	Level 3
(in thousands)
Mutual funds	$382,113	$382,113	$—	$—
Money market funds	137,506	137,506	—	—
Collective investment trusts	1,555,759	—	1,555,759	—
Assurant, Inc. common stock	47,222	47,222	—	—
Total financial assets	$2,122,600	$566,841	$1,555,759	$—
Three different valuation techniques can be used in determining fair value for financial assets: the market, income or cost approaches. The three valuation techniques described in the fair value measurements and disclosures guidance are consistent with generally accepted valuation methodologies. For all the classes of financial assets included in the above hierarchy, the Plan uses the market approach. The market approach valuation techniques use prices and other relevant information generated by market transactions involving identical or comparable assets. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date (such as for mutual funds, money market funds and common stock).
While not all three approaches are applicable to all financial assets, where appropriate, the Plan may use one or more valuation techniques. For the years ended December 31, 2025 and 2024, the application of the valuation technique applied to the Plan’s classes of financial assets has been consistent.
Level 1 Assets:
The Plan’s assets classified as Level 1 as of December 31, 2025 and 2024 consisted of mutual funds, money market funds and common stock that are publicly listed and/or actively traded in an established market.
Level 2 Assets:
The Plan’s assets classified as Level 2 as of December 31, 2025 and 2024 consisted of collective investment trusts established for employee benefit plans. Plan management has determined that the trusts have a readily determinable fair value because the trusts’ fair values are based on the end of day net asset value per unit which is published daily and observable to the Plan and its Participants through Vanguard’s online portal and is the basis for current transactions. The units of the trusts may be redeemed daily and there are no restrictions on redemptions.
The Plan Sponsor evaluates the following factors in order to determine whether the market for a financial asset is inactive. The factors include, but are not limited to:
•whether there are few recent transactions,
•whether little information is released publicly,
•whether the available prices vary significantly over time or among market participants,
•whether the prices are stale (i.e., not current), and
•the magnitude of the bid-ask spread.
Illiquidity did not have an impact in the fair value determination of the Plan’s financial assets as of December 31, 2025 and 2024.
The Plan Sponsor obtains one price for each investment. The Plan Sponsor reviews the month-end prices received from the Plan administrator for the Plan’s investments to validate that the month-end net asset value was used to price each investment. As a result of this analysis, if the Plan Sponsor determines that the month-end net asset value was not used by the Plan administrator to price the Plan’s investments based upon available market data, which happens infrequently, the price of the investment would be adjusted accordingly.